Share-based compensation - Outstanding Stock Options (Details) - 12 months ended Dec. 31, 2021	€ / shares shares	$ / shares shares
EUR-denominated Option Awards
Share-based Payment Arrangement, Option, Exercise Price Range [Line Items]
Number of outstanding options, Range of exercise prices (in shares)	57,923	57,923
Weighted average remaining contractual life of outstanding (years)	2 years 9 months 21 days	2 years 9 months 21 days
EUR-denominated Option Awards | Price Range One
Share-based Payment Arrangement, Option, Exercise Price Range [Line Items]
Range of exercise prices, lower limit (in usd/eur per share) | € / shares	€ 25
Range of exercise prices, upper limit (in usd/eur per share) | € / shares	€ 40
Number of outstanding options, Range of exercise prices (in shares)	234	234
Weighted average remaining contractual life of outstanding (years)	29 days	29 days
EUR-denominated Option Awards | Price Range Two
Share-based Payment Arrangement, Option, Exercise Price Range [Line Items]
Range of exercise prices, lower limit (in usd/eur per share) | € / shares	€ 40
Range of exercise prices, upper limit (in usd/eur per share) | € / shares	€ 50
Number of outstanding options, Range of exercise prices (in shares)	5,902	5,902
Weighted average remaining contractual life of outstanding (years)	9 months 18 days	9 months 18 days
EUR-denominated Option Awards | Price Range Three
Share-based Payment Arrangement, Option, Exercise Price Range [Line Items]
Range of exercise prices, lower limit (in usd/eur per share) | € / shares	€ 50
Range of exercise prices, upper limit (in usd/eur per share) | € / shares	€ 60
Number of outstanding options, Range of exercise prices (in shares)	5,376	5,376
Weighted average remaining contractual life of outstanding (years)	1 year 11 months 12 days	1 year 11 months 12 days
EUR-denominated Option Awards | Price Range Four
Share-based Payment Arrangement, Option, Exercise Price Range [Line Items]
Range of exercise prices, lower limit (in usd/eur per share) | € / shares	€ 60
Range of exercise prices, upper limit (in usd/eur per share) | € / shares	€ 70
Number of outstanding options, Range of exercise prices (in shares)	12,355	12,355
Weighted average remaining contractual life of outstanding (years)	1 year 11 months 8 days	1 year 11 months 8 days
EUR-denominated Option Awards | Price Range Five
Share-based Payment Arrangement, Option, Exercise Price Range [Line Items]
Range of exercise prices, lower limit (in usd/eur per share) | € / shares	€ 70
Range of exercise prices, upper limit (in usd/eur per share) | € / shares	€ 80
Number of outstanding options, Range of exercise prices (in shares)	10,920	10,920
Weighted average remaining contractual life of outstanding (years)	3 years 4 months 6 days	3 years 4 months 6 days
EUR-denominated Option Awards | Price Range Six
Share-based Payment Arrangement, Option, Exercise Price Range [Line Items]
Range of exercise prices, lower limit (in usd/eur per share) | € / shares	€ 80
Range of exercise prices, upper limit (in usd/eur per share) | € / shares	€ 90
Number of outstanding options, Range of exercise prices (in shares)	11,625	11,625
Weighted average remaining contractual life of outstanding (years)	3 years 10 months 6 days	3 years 10 months 6 days
EUR-denominated Option Awards | Price Range Seven
Share-based Payment Arrangement, Option, Exercise Price Range [Line Items]
Range of exercise prices, lower limit (in usd/eur per share) | € / shares	€ 90
Range of exercise prices, upper limit (in usd/eur per share) | € / shares	€ 100
Number of outstanding options, Range of exercise prices (in shares)	11,511	11,511
Weighted average remaining contractual life of outstanding (years)	3 years 8 months 8 days	3 years 8 months 8 days
EUR-denominated Option Awards | Price Range Eight
Share-based Payment Arrangement, Option, Exercise Price Range [Line Items]
Range of exercise prices, lower limit (in usd/eur per share) | € / shares	€ 100
Range of exercise prices, upper limit (in usd/eur per share) | € / shares	€ 110
Number of outstanding options, Range of exercise prices (in shares)	0	0
Weighted average remaining contractual life of outstanding (years)	0 years	0 years
US-denominated Option Awards
Share-based Payment Arrangement, Option, Exercise Price Range [Line Items]
Number of outstanding options, Range of exercise prices (in shares)	35,251	35,251
Weighted average remaining contractual life of outstanding (years)	2 years 11 months 4 days	2 years 11 months 4 days
US-denominated Option Awards | Price Range One
Share-based Payment Arrangement, Option, Exercise Price Range [Line Items]
Range of exercise prices, lower limit (in usd/eur per share) | $ / shares		$ 25
Range of exercise prices, upper limit (in usd/eur per share) | $ / shares		$ 40
Number of outstanding options, Range of exercise prices (in shares)	0	0
Weighted average remaining contractual life of outstanding (years)	0 years	0 years
US-denominated Option Awards | Price Range Two
Share-based Payment Arrangement, Option, Exercise Price Range [Line Items]
Range of exercise prices, lower limit (in usd/eur per share) | $ / shares		$ 40
Range of exercise prices, upper limit (in usd/eur per share) | $ / shares		$ 50
Number of outstanding options, Range of exercise prices (in shares)	291	291
Weighted average remaining contractual life of outstanding (years)	18 days	18 days
US-denominated Option Awards | Price Range Three
Share-based Payment Arrangement, Option, Exercise Price Range [Line Items]
Range of exercise prices, lower limit (in usd/eur per share) | $ / shares		$ 50
Range of exercise prices, upper limit (in usd/eur per share) | $ / shares		$ 60
Number of outstanding options, Range of exercise prices (in shares)	1,699	1,699
Weighted average remaining contractual life of outstanding (years)	7 months 13 days	7 months 13 days
US-denominated Option Awards | Price Range Four
Share-based Payment Arrangement, Option, Exercise Price Range [Line Items]
Range of exercise prices, lower limit (in usd/eur per share) | $ / shares		$ 60
Range of exercise prices, upper limit (in usd/eur per share) | $ / shares		$ 70
Number of outstanding options, Range of exercise prices (in shares)	393	393
Weighted average remaining contractual life of outstanding (years)	1 year 21 days	1 year 21 days
US-denominated Option Awards | Price Range Five
Share-based Payment Arrangement, Option, Exercise Price Range [Line Items]
Range of exercise prices, lower limit (in usd/eur per share) | $ / shares		$ 70
Range of exercise prices, upper limit (in usd/eur per share) | $ / shares		$ 80
Number of outstanding options, Range of exercise prices (in shares)	843	843
Weighted average remaining contractual life of outstanding (years)	1 year 3 months 18 days	1 year 3 months 18 days
US-denominated Option Awards | Price Range Six
Share-based Payment Arrangement, Option, Exercise Price Range [Line Items]
Range of exercise prices, lower limit (in usd/eur per share) | $ / shares		$ 80
Range of exercise prices, upper limit (in usd/eur per share) | $ / shares		$ 90
Number of outstanding options, Range of exercise prices (in shares)	9,036	9,036
Weighted average remaining contractual life of outstanding (years)	2 years 10 months 20 days	2 years 10 months 20 days
US-denominated Option Awards | Price Range Seven
Share-based Payment Arrangement, Option, Exercise Price Range [Line Items]
Range of exercise prices, lower limit (in usd/eur per share) | $ / shares		$ 90
Range of exercise prices, upper limit (in usd/eur per share) | $ / shares		$ 100
Number of outstanding options, Range of exercise prices (in shares)	16,062	16,062
Weighted average remaining contractual life of outstanding (years)	3 years 7 days	3 years 7 days
US-denominated Option Awards | Price Range Eight
Share-based Payment Arrangement, Option, Exercise Price Range [Line Items]
Range of exercise prices, lower limit (in usd/eur per share) | $ / shares		$ 100
Range of exercise prices, upper limit (in usd/eur per share) | $ / shares		$ 110
Number of outstanding options, Range of exercise prices (in shares)	6,927	6,927
Weighted average remaining contractual life of outstanding (years)	3 years 8 months 26 days	3 years 8 months 26 days